Investment Strategy	Feb. 28, 2026
Huber Select Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Select Large Cap Value Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S.
companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued. The
Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above  at time of initial purchase. The market capitalization range of the
Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2026, the market capitalization range was between $1.75 billion and $4.08 trillion. Market capitalization is measured at the time of initial purchase.  The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.  Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Select Large Cap Value Fund is diversified, the Fund may hold a higher concentration on certain issuers.
The Select Large Cap Value Fund may make significant investments in securities of non-U.S. issuers
(“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S.
securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts
(“ADRs”), dollar-denominated foreign securities, or directly in foreign securities.  Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31,
2025, 25.2% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting
(i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Select Large Cap Value Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S.
companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued.
Huber Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Bloomberg US 2000 Value Index. The market capitalization range of the Bloomberg US
2000 Value Index changes constantly, but as of January 31, 2026, the market capitalization range was between $12.76 million and $18.74 billion.  Market capitalization is measured at the time of initial purchase.
While the Small Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S.
securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts
(“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31,
2025, 32.5% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting
(i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued.
Huber Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”). The Fund looks for companies whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the
Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the
Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2026, the market capitalization range was between $1.75 billion and $4.08 trillion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Large Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets.  Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting
(i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”).
Huber Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Mid Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized capitalization U.S. companies (“mid cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers mid cap companies to be those with a market capitalization range between $100 million and $90 billion at the time of purchase. While the Mid Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Mid Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund invests primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-
denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) without limitation. Additionally, the
Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2025, 30.5% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined; bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology. The Fund strives for tax efficiency which may include tax loss harvesting
(i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund) and other tools at the Adviser’s disposal.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Mid Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized capitalization U.S. companies (“mid cap companies”) whose stocks are considered by the Adviser to be undervalued.